Trading assets	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Trading assets

11	Trading assets

	2023	2022
	$m	$m
Treasury and other eligible bills	24,433	22,897
Debt securities	106,108	78,126
Equity securities	123,663	88,026
Trading securities	254,204	189,049
Loans and advances to banks[1]	9,761	8,769
Loans and advances to customers[1]	25,194	20,275
Year ended 31 Dec	289,159	218,093
1Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.